Net borrowings - Reconciliation of movement in net borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of the year	£ 11,277	£ 9,091
Net increase in cash and cash equivalents before exchange	(2,552)	(54)	£ 185
Net increase in bonds and other borrowings(i)	4,089	2,331
Change in net borrowings from cash flows	1,537	2,277
Exchange differences on net borrowings	95	22
Other non-cash items(ii)	86	(113)
Adoption of IFRS 16	251
Net borrowings at end of the year	13,246	11,277	£ 9,091
Cash outflow for derivatives designated in forward point hedges	6	£ 12
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other non-cash items(ii)	£ 206